Other equity - Summary of Capital Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	₨ 121,697		₨ 118,400	₨ 126,373
Acquisition of non-controlling interest	(429)		15	(1,343)
Ending balance	131,112	$ 1,535	121,697	118,400
Capital reserve
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	(5,262)		(5,497)	(5,573)
Acquisition of non-controlling interest	425		252	76
Allocation to non controlling interest	(26)		(17)	76
Ending balance	₨ (4,863)	$ (57)	₨ (5,262)	₨ (5,497)